Segment Information - Schedule of Revenues by Geographic Area (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total operating revenue	$ 1,711,585	$ 4,621,496	$ 4,890,830
United States of America [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total operating revenue	297,286	681,728	462,091
Central America and the Caribbean [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total operating revenue	318,723	289,543	248,896
Colombia [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total operating revenue	671,272	2,378,772	2,580,979
South America (excluding - Colombia) [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total operating revenue	366,290	754,574	732,586
Other [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total operating revenue	$ 58,014	$ 516,879	$ 866,278